CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥) ¥ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares		Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues
Other revenues		¥ 257,638		$ 37,108	¥ 294,200		¥ 186,091
Total net revenues	[1]	8,204,050		1,181,629	5,897,249		3,678,368
Cost of revenues	[2]	(5,103,430)		(735,047)	(3,579,744)		(1,849,149)
Gross profit		3,100,620		446,582	2,317,505		1,829,219
Operating expenses
Research and development expenses	[2]	(675,230)		(97,253)	(548,799)		(431,188)
Sales and marketing expenses	[2]	(387,268)		(55,778)	(312,870)		(102,527)
General and administrative expenses	[2]	(482,437)		(69,485)	(358,474)		(223,019)
Goodwill impairment	[2]	(17,665)	[3]	(2,544)	(310,124)	[3]
Fair value change of contingent consideration	[2]	0		0	292,471
Total operating expenses	[2]	(1,562,600)		(225,060)	(1,237,796)		(756,734)
Gain on deconsolidation and disposal of subsidiaries		103,960		14,973	0		0
Other income		129,504		18,652	82,300		6,319
Operating income		1,771,484		255,147	1,162,009		1,078,804
Gain on partial disposal of associates		25,061		3,610			999
Interest expense		(81,085)		(11,679)	(97,125)		(56,607)
Interest income		67,193		9,678	137,892		164,969
Foreign currency exchange (losses) / gains, net		1,158		167	(38,099)		(10,399)
Other non-operating income / (expenses)		0		0	(2,165)		36,714
Income before income tax expenses		1,783,811		256,923	1,162,512		1,214,480
Income tax expenses		(280,514)		(40,402)	(178,327)		(154,283)
Income before share of income in equity method investments, net of income taxes		1,503,297		216,521	984,185		1,060,197
Share of income in equity method investments, net of income taxes		8,279		1,192	14,120		4,275
Net income		1,511,576		217,713	998,305		1,064,472
Less: Net loss attributable to the non-controlling interest shareholders and the mezzanine classified non-controlling interest shareholders		(12,342)		(1,778)	(34,938)
Net income attributable to YY Inc.		1,523,918		219,491	1,033,243		1,064,472
Other comprehensive income / (loss):
Unrealized gain of available-for-sale securities, net of nil tax		134,768		19,411	0		0
Foreign currency translation adjustments, net of nil tax		(5,317)		(766)	4,414		3,638
Comprehensive income attributable to YY Inc.		¥ 1,653,369		$ 238,136	¥ 1,037,657		¥ 1,068,110
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[4]	¥ 1.35		$ 0.19	¥ 0.92		¥ 0.92
-Diluted (in CNY/dollars per share) | (per share)	[4]	¥ 1.32		$ 0.19	¥ 0.9		¥ 0.89
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[4]	1,127,343,312		1,127,343,312	1,125,189,978		1,153,140,699
-Diluted (in shares)	[4]	1,216,111,329		1,216,111,329	1,150,831,163		1,198,543,473
ADSs [Member]
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[4]	¥ 27.04		$ 3.89	¥ 18.37		¥ 18.46
-Diluted (in CNY/dollars per share) | (per share)	[4]	¥ 26.4		$ 3.8	¥ 17.96		¥ 17.76
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[4]	56,367,166		56,367,166	56,259,499		57,657,035
-Diluted (in shares)	[4]	60,805,566		60,805,566	57,541,558		59,927,174
Live streaming [Member]
Net revenues
Total net revenues	[1]	¥ 7,027,227		$ 1,012,131	¥ 4,539,857		¥ 2,475,379
Online games [Member]
Net revenues
Total net revenues	[1]	634,325		91,362	771,882		811,699
Membership [Member]
Net revenues
Total net revenues	[1]	¥ 284,860		$ 41,028	¥ 291,310		¥ 205,199

[1]	For the year ended December 31, 2016, revenue presentation has been changed to live streaming, online games, membership and others, and the revenue presentation for the year ended December 31, 2015 and 2014 has also been retrospectively changed.
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:For the year ended December 31, Note 2014 2015 2016 2016 RMB RMB RMB US$ (Note2(e)) Cost of revenues 18,037 23,963 15,894 2,289 Research and development expenses 54,141 70,951 78,816 11,352 Sales and marketing expenses 2,807 3,283 3,107 448 General and administrative expenses 59,647 87,175 59,469 8,565
[3]	(iii) The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results. In June 2015, it was noted that 100 Online’s financial and operational performance in the first half year of 2015 was behind the original budget resulting from unexpected fierce market competition and the resignation of a number of key personnel in 100 Online. Accordingly, the Group performed an interim assessment on the goodwill impairment related to 100 Online and recognized an estimated goodwill impairment charge of RMB110,699. Correspondingly, long-term payable amounting to RMB111,547 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment included risk free rate, discount rate and etc. The risk free rate and discount rate were 4.07% and 21.5%, respectively. In the 2015 annual goodwill impairment assessment, the Group has noted further impairment indicator for 100 Online as well as impairment indicator for Beifu as certain key personnel of 100 Online and Beifu resigned in the third quarter of 2015. Based on the result of the annual impairment assessment for 100 Online, an impairment charge of RMB71,390 was recognised and correspondingly, long-term payable amounting to RMB73,618 in relation to the contingent consideration was reversed; For Beifu, an impairment charge of RMB128,035 was recognised and correspondingly, long-term payable amounting to RMB 107,306 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment, included the risk free rate, discount rate and etc. For the goodwill impairment assessment of 100 Online and Beifu, the risk free rate were both 3.85% and the discount rate were 23% and 24.5%, respectively. In December 2016, the Group has identified further impairment indicator for 100 Online as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100 Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively. The above goodwill impairment assessments on 100 Online, Beifu and Bilin Online adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.
[4]	Each ADS represents 20 Class A common shares.